SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Network and IT costs	$ 559	$ 506	$ 503
Personnel costs*	437	416	411
Customer associated costs	471	386	347
Losses on receivables	20	14	28
Taxes, other than income taxes	68	74	30
Other	244	250	214
Total selling, general and administrative expenses	$ 1,799	$ 1,646	$ 1,533